SUMMARY OF COMPANY'S RESTRICTED STOCK ACTIVITY (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at the end of the period (in shares)	79	14
Unvested at the beginning of the period (in dollars per share)	$ 12.99	$ 3.60
Number of shares, Granted	24	87
Weighted average grant date fair value, Granted	$ 4.51	$ 13.01
Number of shares, Vested	(29)	(22)
eighted average grant date fair value, Vested	$ 13.01	$ 7.18
Number of shares, Forfeited	(23)
eighted average grant date fair value, Forfeited	$ 12.95
Unvested at the end of the period (in shares)	51	79
Unvested at the end of the period (in dollars per share)	$ 8.99	$ 12.99